Repurchase of ordinary share of ZTO Express	12 Months Ended
Dec. 31, 2016
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary share of ZTO Express

16. Repurchase of ordinary share of ZTO Express

In November 2014, the Group repurchased an aggregate of 13,800,000 ordinary shares of ZTO Express from certain shareholders at RMB16.67 per share for total cash consideration of RMB230 million, which approximated fair value. Consideration of RMB46 million was not paid as of December 31, 2015 and 2016.